Trade payables and accrued liabilities (Tables)	3 Months Ended
Mar. 31, 2020
Trade payables and accrued liabilities
Schedule of trade payables and accrued liabilities

	March 31,	December 31,
	2020	2019
Trade payables	$1,504,705	$693,502
Due to related parties (Note 17)	203,895	275,512
Accrued liabilities	385,177	1,159,212
	$2,093,777	$2,128,226